MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND    Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 1999                New York, New York 10048

DEAR SHAREHOLDER:

Over the course of the first half of 1999, the economic outlook changed and consequently so did the market leadership. The year began much as 1998 ended, with expectations for modest, below-trend global economic growth accompanied by a continued deceleration of inflation. Against this backdrop, the same growth stocks that led in 1998 (financials, retail, Internet and technology) outperformed in early 1999.

By the second quarter, however, expectations began to change as it became evident that first-quarter U.S. economic and profit growth had been much stronger than expected. Also, economies in non-Japan Asia were rebounding much more quickly and strongly than anticipated. In Europe, evidence began to build that consumers there were gradually reviving. Given all these developments, investors began to lift their global growth assumptions. Responding to these upward revisions in global economic expectations, commodity indexes moved upward for the first time in several years, pulling interest rates up with them. The sum total of these events led to a rotation in sector leadership away from more expensively priced domestic growth stocks to more globally exposed value and economically sensitive stocks.

PERFORMANCE

On January 28, 1999 the Board of Trustees of Morgan Stanley Dean Witter American Value Fund approved a proposal to change the Fund's name to Morgan Stanley Dean Witter American Opportunities Fund. This change was effective on April 26, 1999. Please note that only the Fund's name has changed; the objective, portfolio manager and investment strategy remain the same.

For the six-month period ended June 30, 1999, the Fund's Class B shares produced a total return of 11.96 percent compared to 11.89 percent for the Lipper Growth Funds Index and 12.38 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). For the same period, the Fund's Class A, C and D shares returned 12.27 percent, 11.82 percent

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND and 12.37 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The Fund has been a Lipper leader for a decade. According to Lipper Inc., the Fund's Class B shares ranked #371 of 1065 growth funds (top 35 percent) for the twelve months ended June 30, 1999, #246 of 653 funds (top 38 percent) for the trailing three years, #94 of 399 funds (top 24 percent) for the trailing five years and #28 of 171 funds (top 16 percent) for the trailing ten years. Lipper rankings are based on total return and do not take any sales charges into account. Past performance is no guarantee of future results.

PORTFOLIO STRATEGY

Throughout the first half of 1999, the Fund's performance continued to be driven by its sector-rotation approach. We look to capitalize on change by overweighting sectors we believe are best positioned to show above-average earnings growth relative to the S&P 500. Early in the year the Fund focused on the same domestically oriented growth industries that it owned in 1998. At that time the U.S. economy was by far the strongest major economy in the world and the portfolio was tilted toward industries and companies that would best stand to benefit from domestic trends. Major sector emphases included beneficiaries of decelerating inflation and declining interest rates, which stimulated consumer spending. Sectors emphasized included interest-related industries (e.g., banks, brokers, miscellaneous financials, life insurance, autos, consumer electronics, retailing and restaurants), selective technology groups (e.g., high growth, non-commodity groups like the Internet, communication equipment and select semiconductor stocks), domestic industries with internal growth drivers (e.g., radio, cable companies, broadcasters and satellite companies) and steady growth industries (e.g., drugs, domestic and foreign wireless, wireline telephone companies).

In the second quarter, the portfolio was broadened to include industries with greater global exposure and economic sensitivity, given growing signs of economic revival abroad and continued strength on the domestic front. Industries sold or reduced in order to fund purchases in more economically sensitive and globally exposed groups included banks, autos, drugs, cable, consumer staples and miscellaneous financials. Cyclical and industrial groups added or expanded included basic cyclicals, capital goods, energy and energy services, semiconductors and semiconductor equipment.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

LOOKING AHEAD

We believe that the global economy will rebound to a more-normalized rate of growth over the next eighteen months. This should occur as economies in emerging markets and Japan increasingly stabilize and move ahead. Likewise, we believe that the European bloc will work its way back to pre-contagion growth rates driven by an improvement in exports and a revival in consumer spending. The Fund has positioned for this global acceleration with purchases made in the technology, industrial and basic cyclical sectors. Many component suppliers in these sectors may also benefit from a Y2K effect during the second half of 1999. U.S. domestic growth, while likely to slow from its previous torrid growth pace, should remain solid. Fund positions in media, health care, consumer electronics, business services and select retail and financial stocks should benefit from this domestic outlook.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter American Opportunities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO                     /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

FUND PERFORMANCE June 30, 1999


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
Since Inception (7/28/97)  27.43(1)   23.90(2)
1 Year                     23.11(1)   16.65(2)

                   CLASS B+
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
1 Year                     22.44(1)   17.44(2)
5 Years                    25.98(1)   25.82(2)
10 Years                   19.34(1)   19.34(2)

                  CLASS C++
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
Since Inception (7/28/97)  26.47(1)    26.47(2)
1 Year                     22.17(1)    21.17(2)

                   CLASS D#
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
Since Inception (7/28/97)  27.74(1)
1 Year                     23.42(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
+    The maximum CDSC for Class B is 5.0%. The CDSC declines to
     0% after six years.
++   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
                        COMMON STOCKS (90.2%)
                        Accident & Health Insurance (0.0%)
          1,500         Torchmark Corp. ...........  $       51,187
                                                     --------------

                        Advertising (0.2%)
        195,000         Interpublic Group of
                         Companies, Inc. ..........      16,891,875
         26,700         Outdoor Systems, Inc.*.....         974,550
          3,000         Snyder Communications,
                         Inc.*.....................          98,250
                                                     --------------
                                                         17,964,675
                                                     --------------
                        Aerospace (0.8%)
        900,000         United Technologies
                         Corp. ....................      64,518,750
                                                     --------------

                        Airlines (0.9%)
      2,231,500         Southwest Airlines Co. ....      69,455,437
                                                     --------------
                        Alcoholic Beverages (1.6%)
      1,100,000         Anheuser-Busch Companies,
                         Inc. .....................      78,031,250
         30,000         Coors (Adolph) Co. (Class
                         B)........................       1,485,000
        140,000         LVMH-Moet Hennessy Louis
                         Vuitton (France)..........      41,077,491
        112,600         LVMH-Moet Hennessy Louis
                         Vuitton (France)
                         (Rights)*.................       3,299,149
                                                     --------------
                                                        123,892,890
                                                     --------------
                        Aluminum (0.9%)
      1,155,000         Alcoa Inc. ................      71,465,625
                                                     --------------

                        Auto Parts: O.E.M. (0.2%)
        320,000         Lear Corp.*................      15,920,000
                                                     --------------

                        Beverages - Non-Alcoholic (0.2%)
        339,500         Coca-Cola Enterprises
                         Inc. .....................      10,100,125
        367,400         Pepsi Bottling Group,
                         Inc. .....................       8,473,162
          4,000         PepsiCo, Inc. .............         154,750
                                                     --------------
                                                         18,728,037
                                                     --------------
                        Biotechnology (1.1%)
        860,000         Biogen, Inc.*..............      55,308,750
         25,000         Centocor, Inc.*............       1,165,625
         25,000         COR Therapeutics, Inc.*....         365,625
         89,000         Immunex Corp.*.............      11,336,375
        360,000         MedImmune, Inc.*...........      24,480,000
                                                     --------------
                                                         92,656,375
                                                     --------------

                        Books/Magazines (0.3%)
        620,000         Reader's Digest Assoc.,
                         Inc. (Class A)............      24,645,000
                                                     --------------

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------

                        Broadcasting (3.0%)
      1,805,000         CBS Corp. .................  $   78,404,687
        381,000         Chancellor Media Corp.*....      20,978,812
        917,258         Clear Channel
                         Communications, Inc.*.....      63,233,473
        435,000         Grupo Televisa S.A. (GDR)
                         (Mexico)*.................      19,493,437
        300,000         Hispanic Broadcasting
                         Corp.*....................      22,743,750
        250,400         Univision Communications,
                         Inc. (Class A)*...........      16,526,400
        539,500         USA Networks, Inc.*........      21,613,719
                                                     --------------
                                                        242,994,278
                                                     --------------
                        Building Materials/DIY Chains (0.8%)
        967,000         Home Depot, Inc. (The).....      62,311,062
         14,000         Lowe's Companies, Inc. ....         793,625
                                                     --------------
                                                         63,104,687
                                                     --------------
                        Cable Television (2.9%)
        230,000         Adelphia Communications
                         Corp. (Class A)*..........      14,820,625
      1,210,000         AT&T Corp. - Liberty Media
                         Group (Class A)*..........      44,467,500
        220,000         Cablevision Systems Corp.
                         (Class A)*................      15,400,000
         40,000         Century Communications
                         Corp. (Class A)*..........       1,840,000
        432,000         Comcast Corp. (Class A
                         Special)..................      16,605,000
        997,400         Cox Communications, Inc.
                         (Class A)*................      36,716,787
        670,000         EchoStar Communications
                         Corp. (Class A)*..........     102,803,125
         14,000         MediaOne Group, Inc.*......       1,041,250
                                                     --------------
                                                        233,694,287
                                                     --------------
                        Casino/Gambling (0.2%)
        380,000         Mandalay Resort Group*.....       8,027,500
         93,000         MGM Grand, Inc.*...........       4,557,000
                                                     --------------
                                                         12,584,500
                                                     --------------
                        Catalog/Specialty Distribution (0.0%)
          6,000         Amazon.com, Inc.*..........         750,375
                                                     --------------

                        Cellular Telephone (1.9%)
        987,000         Nextel Communications, Inc.
                         (Class A)*................      49,535,062
        637,000         Sprint Corp. (PCS
                         Group)*...................      36,388,625
        165,000         Vodafone AirTouch PLC (ADR)
                         (United Kingdom)..........      32,505,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
      1,660,000         Vodafone AirTouch PLC
                         (United Kingdom)..........  $   32,718,600
        200,000         Western Wireless Corp.
                         (Class A)*................       5,400,000
                                                     --------------
                                                        156,547,287
                                                     --------------
                        Clothing/Shoe/Accessory Stores (1.1%)
        590,500         Gap, Inc. (The)............      29,746,437
        950,250         Intimate Brands, Inc. .....      45,018,094
        368,214         Limited (The), Inc. .......      16,707,710
                                                     --------------
                                                         91,472,241
                                                     --------------
                        Computer Communications (1.3%)
      1,431,000         Cisco Systems, Inc.*.......      92,210,062
         90,100         Juniper Networks, Inc.*....      13,419,269
                                                     --------------
                                                        105,629,331
                                                     --------------

                        Computer Hardware (1.1%)
          4,000         Dell Computer Corp.*.......         147,750
        435,000         International Business
                         Machines Corp. ...........      56,223,750
        475,000         Sun Microsystems, Inc.*....      32,715,625
                                                     --------------
                                                         89,087,125
                                                     --------------

                        Computer Software (3.9%)
        270,000         i2 Technologies, Inc.*.....      11,610,000
         13,500         BackWeb Technologies Ltd.
                         (Israel)*.................         366,187
      1,250,000         Compuware Corp.*...........      39,687,500
          4,300         Great Plains Software,
                         Inc.*.....................         199,681
         10,000         Intuit Inc.*...............         901,250
         14,000         Legato Systems, Inc.*......         808,500
      1,202,000         Microsoft Corp.*...........     108,330,250
         50,000         New Era of Networks,
                         Inc.*.....................       2,193,750
         30,000         Novell, Inc.*..............         795,000
      1,800,000         Oracle Corp.*..............      66,825,000
        630,000         Siebel Systems, Inc.*......      41,737,500
        423,105         Veritas Software Corp.*....      40,168,531
                                                     --------------
                                                        313,623,149
                                                     --------------

                        Computer/Video Chains (2.5%)
        937,500         Best Buy Co., Inc.*........      63,281,250
        900,000         Circuit City Stores, Inc. -
                         Circuit City Group........      83,700,000
          2,223         Dixons Group PLC (United
                         Kingdom)..................          41,537
      1,141,000         Tandy Corp. ...............      55,766,375
                                                     --------------
                                                        202,789,162
                                                     --------------

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------

                        Construction/Agricultural Equipment/Trucks
                         (0.5%)
         20,000         Astec Industries, Inc. ....  $      815,000
        300,000         Caterpillar, Inc. .........      18,000,000
        340,000         Navistar International
                         Corp.*....................      17,000,000
                                                     --------------
                                                         35,815,000
                                                     --------------

                        Consumer Electronics/
                         Appliances (0.7%)
         12,000         Maytag Corp. ..............         836,250
        553,000         Sony Corp. (Japan).........      59,543,317
                                                     --------------
                                                         60,379,567
                                                     --------------

                        Containers/Packaging (0.5%)
        560,000         Temple-Inland, Inc. .......      38,220,000
                                                     --------------

                        Contract Drilling (0.5%)
        830,200         ENSCO International
                         Inc. .....................      16,552,112
        111,300         Noble Drilling Corp.*......       2,191,219
      1,000,000         Rowan Companies, Inc.*.....      18,437,500
         43,000         Transocean Offshore,
                         Inc. .....................       1,128,750
                                                     --------------
                                                         38,309,581
                                                     --------------

                        Department Stores (0.7%)
        705,200         Federated Department
                         Stores, Inc.*.............      37,331,525
        408,000         Sears, Roebuck & Co. ......      18,181,500
                                                     --------------
                                                         55,513,025
                                                     --------------

                        Discount Chains (1.3%)
         12,000         Costco Companies, Inc.*....         960,000
        605,000         Dayton Hudson Corp. .......      39,325,000
          7,500         Dollar Tree Stores,
                         Inc.*.....................         329,531
         32,000         Family Dollar Stores,
                         Inc. .....................         768,000
          6,800         Kmart Corp.*...............         111,775
      1,255,000         Wal-Mart Stores, Inc. .....      60,553,750
                                                     --------------
                                                        102,048,056
                                                     --------------

                        Diversified Commercial Services (0.1%)
        235,000         CheckFree Holdings
                         Corp.*....................       6,462,500
         11,700         Paychex, Inc. .............         371,475
                                                     --------------
                                                          6,833,975
                                                     --------------

                        Diversified Electronic Products (1.3%)
         60,000         Gemstar International Group
                         Ltd. (Virgin Islands)*....       3,915,000
        375,000         Honeywell, Inc. ...........      43,453,125

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
        500,000         Rockwell International
                         Corp. ....................  $   30,375,000
        161,000         Uniphase Corp.*............      26,726,000
                                                     --------------
                                                        104,469,125
                                                     --------------
                        Diversified Financial Services (2.0%)
        607,000         American Express Co. ......      78,985,875
        840,000         Citigroup Inc. ............      39,900,000
        609,500         Equitable Companies,
                         Inc. .....................      40,836,500
          6,300         Providian Financial
                         Corp. ....................         589,050
                                                     --------------
                                                        160,311,425
                                                     --------------

                        Diversified Manufacturing (2.7%)
        690,000         AlliedSignal, Inc. ........      43,470,000
        400,000         Mannesmann AG (Germany)....      59,818,980
        435,000         Minnesota Mining &
                         Manufacturing Co. ........      37,817,812
        800,000         Tyco International Ltd.
                         (Bermuda).................      75,800,000
                                                     --------------
                                                        216,906,792
                                                     --------------

                        Drugstore Chains (0.7%)
        656,500         CVS Corp. .................      33,317,375
        805,000         Walgreen Co. ..............      23,646,875
                                                     --------------
                                                         56,964,250
                                                     --------------
                        E.D.P. Peripherals (0.4%)
        100,000         EMC Corp.*.................       5,500,000
        357,200         Lexmark International
                         Group, Inc. (Class A)*....      23,597,525
         47,000         Network Appliance, Inc.*...       2,626,125
                                                     --------------
                                                         31,723,650
                                                     --------------
                        E.D.P. Services (1.8%)
          5,800         Automatic Data Processing,
                         Inc. .....................         255,200
      1,100,000         Electronic Data Systems
                         Corp. ....................      62,218,750
      1,600,000         First Data Corp. ..........      78,300,000
                                                     --------------
                                                        140,773,950
                                                     --------------
                        Electric Utilities (0.4%)
        620,000         AES Corp. (The)*...........      36,037,500
                                                     --------------

                        Electrical Products (0.0%)
          1,300         Alcatel (France)...........         183,395
                                                     --------------

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
                        Electronic Components
                         (0.3%)
        174,000         Flextronics International
                         Ltd.*.....................  $    9,613,500
         18,000         Rambus Inc.*...............       1,658,250
        186,500         Sanmina Corp.*.............      14,150,687
                                                     --------------
                                                         25,422,437
                                                     --------------

                        Electronic Data Processing (0.2%)
        460,000         Unisys Corp.*..............      17,911,250
                                                     --------------

                        Electronic Production Equipment (2.7%)
      1,150,000         Applied Materials, Inc.*...      84,956,250
        832,000         ASM Lithography Holding
                         N.V. (Netherlands)*.......      49,088,000
         73,200         Jabil Circuit, Inc.*.......       3,303,150
        571,459         Taiwan Semiconductor
                         Manufacturing Co. Ltd.
                         (ADR) (Taiwan)............      19,429,606
        842,700         Teradyne, Inc.*............      60,463,725
                                                     --------------
                                                        217,240,731
                                                     --------------

                        Environmental Services (0.5%)
        705,500         Waste Management, Inc. ....      37,920,625
                                                     --------------

                        Farming/Seeds/Milling (0.0%)
          4,000         Delta & Pine Land Co. .....         126,000
                                                     --------------

                        Finance Companies (0.8%)
          8,792         Associates First Capital
                         Corp. (Class A)...........         389,595
        720,000         Capital One Financial
                         Corp. ....................      40,095,000
          6,500         Fannie Mae.................         444,437
          8,500         Freddie Mac................         493,000
        799,500         MBNA Corp. ................      24,484,687
                                                     --------------
                                                         65,906,719
                                                     --------------

                        Fluid Controls (0.2%)
        409,200         Parker-Hannifin Corp. .....      18,720,900
                                                     --------------

                        Food Chains (0.0%)
         51,600         Kroger Co.*................       1,441,575
         16,000         Safeway Inc.*..............         792,000
                                                     --------------
                                                          2,233,575
                                                     --------------

                        Food Distributors (0.0%)
         40,000         U.S. Foodservice*..........       1,705,000
                                                     --------------

                        Forest Products (1.2%)
      1,485,000         Georgia-Pacific Group......      70,351,875
        360,000         Weyerhaeuser Co. ..........      24,750,000
                                                     --------------
                                                         95,101,875
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
                        Generic Drugs (0.0%)
         40,000         Alpharma Inc. (Class A)....  $    1,422,500
         20,000         Watson Pharmaceuticals,
                         Inc.*.....................         701,250
                                                     --------------
                                                          2,123,750
                                                     --------------

                        Hospital/Nursing Management (0.2%)
        600,000         Columbia/HCA Healthcare
                         Corp. ....................      13,687,500
         20,000         Res-Care, Inc.*............         452,500
                                                     --------------
                                                         14,140,000
                                                     --------------

                        Industrial Machinery/
                         Components (0.6%)
        188,400         Illinois Tool Works
                         Inc. .....................      15,448,800
        500,000         Ingersoll-Rand Co. ........      32,312,500
                                                     --------------
                                                         47,761,300
                                                     --------------

                        Insurance Brokers/Services (0.3%)
         10,500         AON Corp. .................         433,125
        359,500         Marsh & McLennan Companies,
                         Inc. .....................      27,142,250
                                                     --------------
                                                         27,575,375
                                                     --------------

                        Integrated Oil Companies (1.9%)
        690,028         BP Amoco PLC (ADR) (United
                         Kingdom)..................      74,868,038
        500,000         Chevron Corp. .............      47,593,750
        447,700         Exxon Corp. ...............      34,528,863
                                                     --------------
                                                        156,990,651
                                                     --------------

                        International Banks (0.0%)
          9,000         Argentaria, Caja Postal y
                         Banco Hipotecario de
                         Espana S.A. (Spain).......         205,470
        112,000         Unicredito Italiano
                         SpA (Italy)...............         493,104
                                                     --------------
                                                            698,574
                                                     --------------

                        Internet Services (1.3%)
        140,000         America Online, Inc.*......      15,470,000
          8,000         At Home Corp. (Series
                         A)*.......................         431,500
         14,000         Lycos, Inc.*...............       1,286,250
         70,000         VeriSign, Inc.*............       6,037,500
         81,000         Vignette Corp.*............       6,247,125
        434,400         Yahoo! Inc.*...............      74,798,250
                                                     --------------
                                                        104,270,625
                                                     --------------

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------

                        Investment Bankers/Brokers/
                         Services (0.1%)
          6,350         Edwards (A.G.), Inc. ......  $      204,788
         32,000         Goldman Sachs Group,
                         Inc. .....................       2,312,000
         10,000         Hambrecht & Quist Group*...         371,250
         40,000         Merrill Lynch & Co.,
                         Inc. .....................       3,197,500
          6,500         Paine Webber Group,
                         Inc. .....................         303,875
                                                     --------------
                                                          6,389,413
                                                     --------------

                        Investment Managers (0.0%)
         25,000         Amvescap PLC (United
                         Kingdom)..................         222,526
                                                     --------------

                        Life Insurance (0.3%)
          2,010         Aegon N.V. (ARS)
                         (Netherlands).............         148,740
          5,000         American General Corp. ....         376,875
        404,200         Lincoln National Corp. ....      21,144,713
                                                     --------------
                                                         21,670,328
                                                     --------------

                        Major Banks (1.6%)
          4,000         Bank of America Corp. .....         293,250
          5,000         BankBoston Corp. ..........         255,625
        893,000         Chase Manhattan Corp.
                         (The).....................      77,356,125
         10,000         Mellon Bank Corp. .........         363,750
        330,000         Morgan (J.P.) & Co.,
                         Inc. .....................      46,365,000
         15,000         Wells Fargo & Co. .........         641,250
                                                     --------------
                                                        125,275,000
                                                     --------------

                        Major Chemicals (0.2%)
        145,000         Dow Chemical Co. ..........      18,396,875
          7,000         Du Pont (E.I.) de Nemours &
                         Co., Inc. ................         478,188
                                                     --------------
                                                         18,875,063
                                                     --------------

                        Major Pharmaceuticals (2.9%)
      1,024,000         American Home Products
                         Corp. ....................      58,880,000
      1,214,000         Bristol-Myers Squibb
                         Co. ......................      85,511,125
        600,000         Johnson & Johnson..........      58,800,000
         12,000         Lilly (Eli) & Co. .........         859,500
          4,500         Pfizer, Inc. ..............         493,875
        430,100         Pharmacia & Upjohn,
                         Inc. .....................      24,435,056
         34,400         Schering-Plough Corp. .....       1,823,200
         12,000         Warner-Lambert Co. ........         832,500
                                                     --------------
                                                        231,635,256
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
                        Major U.S. Telecommunications (1.6%)
      1,000,000         AT&T Corp. ................  $   55,812,500
          5,000         Bell Atlantic Corp. .......         326,875
        500,000         MCI WorldCom, Inc. ........      43,000,000
        630,000         Sprint Corp. (FON Group)...      33,271,875
                                                     --------------
                                                        132,411,250
                                                     --------------

                        Managed Health Care (1.6%)
        500,000         CIGNA Corp. ...............      44,500,000
        935,000         United HealthCare Corp. ...      58,554,375
        275,000         Wellpoint Health Networks,
                         Inc.*.....................      23,340,625
                                                     --------------
                                                        126,395,000
                                                     --------------
                        Media Conglomerates (1.4%)
          7,500         Disney (Walt) Co. .........         231,094
        518,500         Fox Entertainment Group,
                         Inc. (Series A)*..........      13,967,094
        430,000         News Corporation Ltd. (The)
                         (ADR) (Australia).........      15,184,375
        649,400         Time Warner Inc. ..........      47,730,900
        798,000         Viacom, Inc. (Class B)*....      35,112,000
                                                     --------------
                                                        112,225,463
                                                     --------------

                        Medical Equipment & Supplies (0.1%)
          8,303         Medtronic, Inc. ...........         646,596
        242,000         Summit Technology, Inc.*...       5,324,000
                                                     --------------
                                                          5,970,596
                                                     --------------

                        Medical Specialties (1.7%)
          5,000         ALZA Corp.*................         254,375
        315,000         Bausch & Lomb Inc. ........      24,097,500
         10,000         Becton, Dickinson & Co. ...         300,000
         15,000         Biomet, Inc. ..............         594,375
        950,800         Boston Scientific Corp.*...      41,775,775
        361,000         Minimed, Inc.*.............      27,774,438
        246,400         St. Jude Medical, Inc.*....       8,778,000
        380,000         VISX, Inc.*................      30,115,000
                                                     --------------
                                                        133,689,463
                                                     --------------
                        Mid-Sized Banks (0.0%)
         20,000         Fifth Third Bancorp........       1,331,250
                                                     --------------

                        Military/Gov't/Technical (1.4%)
         45,000         General Dynamics Corp. ....       3,082,500
        990,300         General Motors Corp. (Class
                         H)*.......................      55,704,375
        742,000         Raytheon Co. (Class B).....      52,218,250
                                                     --------------
                                                        111,005,125
                                                     --------------

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------

                        Motor Vehicles (0.0%)
         11,000         Ford Motor Co. ............  $      620,813
                                                     --------------

                        Movies/Entertainment (0.9%)
      1,446,300         Seagram Co. Ltd.
                         (Canada)..................      72,857,363
                                                     --------------

                        Multi-Line Insurance (1.3%)
        659,000         American International
                         Group, Inc. ..............      77,144,188
        400,000         Hartford Financial Services
                         Group, Inc. (The).........      23,325,000
          8,900         Nationwide Financial
                         Services, Inc. (Class
                         A)........................         402,725
                                                     --------------
                                                        100,871,913
                                                     --------------

                        Multi-Sector Companies (1.0%)
        721,000         General Electric Co. ......      81,473,000
                                                     --------------

                        Newspapers (0.4%)
        404,800         Tribune Co. ...............      35,268,200
                                                     --------------

                        Office Equipment/Supplies (0.1%)
        161,700         Avery Dennison Corp. ......       9,762,639
                                                     --------------

                        Oil & Gas Production (0.6%)
      1,200,000         Apache Corp. ..............      46,800,000
                                                     --------------

                        Oil/Gas Transmission (0.8%)
        810,000         Enron Corp. ...............      66,217,500
                                                     --------------

                        Oilfield Services/Equipment (1.7%)
        800,000         Baker Hughes Inc. .........      26,800,000
        400,000         BJ Services Co.*...........      11,775,000
      1,715,100         Halliburton Co. ...........      77,608,275
        126,400         Smith International,
                         Inc.*.....................       5,490,500
        515,000         Weatherford International,
                         Inc.*.....................      18,861,875
                                                     --------------
                                                        140,535,650
                                                     --------------

                        Other Consumer Services (0.0%)
         14,000         Advantage Learning Systems,
                         Inc.*.....................         304,500
         17,000         E-LOAN, Inc.*..............         654,500
                                                     --------------
                                                            959,000
                                                     --------------

                        Other Metals/Minerals
                         (0.0%)
          1,000         BRO-X Minerals Ltd.
                         (Canada)*.................             478
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
                        Other Pharmaceuticals (0.1%)
         72,000         Elan Corp. PLC (ADR)
                         (Ireland)*................  $    1,998,000
         14,000         Forest Laboratories,
                         Inc.*.....................         647,500
         30,000         Sepracor, Inc.*............       2,430,000
                                                     --------------
                                                          5,075,500
                                                     --------------
                        Other Specialty Stores (0.5%)
          6,000         Barnes & Noble, Inc.*......         164,250
      1,336,000         Kingfisher PLC (United
                         Kingdom)..................      15,378,215
        280,000         Tiffany & Co. .............      27,020,000
                                                     --------------
                                                         42,562,465
                                                     --------------

                        Other Telecommunications (0.4%)
         71,000         McLeodUSA, Inc.
                         (Class A)*................       3,896,125
         33,000         NEXTLINK Communications,
                         Inc. (Class A)*...........       2,452,313
        280,000         NTL Inc.*..................      24,132,500
                                                     --------------
                                                         30,480,938
                                                     --------------

                        Package Goods/Cosmetics (2.2%)
      1,515,000         Avon Products, Inc. .......      84,082,500
          2,500         Clorox Co. ................         267,031
        595,000         Colgate-Palmolive Co. .....      58,756,250
        711,000         Estee Lauder Companies,
                         Inc. (The) (Class A)......      35,638,875
          1,700         Procter & Gamble Co. ......         151,725
                                                     --------------
                                                        178,896,381
                                                     --------------

                        Paper (0.8%)
        882,978         International Paper Co. ...      44,590,389
        370,000         Willamette Industries,
                         Inc. .....................      17,043,125
                                                     --------------
                                                         61,633,514
                                                     --------------

                        Property-Casualty Insurers (0.3%)
        300,000         Chubb Corp. ...............      20,850,000
        200,000         St. Paul Companies,
                         Inc. .....................       6,362,500
                                                     --------------
                                                         27,212,500
                                                     --------------
                        Railroads (0.2%)
        295,700         Canadian National Railway
                         Co. (Canada)..............      19,811,900
                                                     --------------

                        Recreational Products/Toys (0.0%)
         13,000         Electronic Arts Inc.*......         702,000
                                                     --------------

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------

                        Restaurants (0.7%)
        549,000         Brinker International,
                         Inc.*.....................  $   14,925,938
        720,000         Granada Group PLC (United
                         Kingdom)*.................      13,362,434
        767,250         Outback Steakhouse,
                         Inc.*.....................      30,018,656
         12,000         Starbucks Corp.*...........         448,500
                                                     --------------
                                                         58,755,528
                                                     --------------

                        Semiconductors (4.7%)
        145,000         Broadcom Corp. (Class
                         A)*.......................      20,952,500
        166,000         Conexant Systems, Inc.*....       9,628,000
        506,000         Linear Technology Corp. ...      34,028,500
        708,900         LSI Logic Corp.*...........      32,698,013
        500,000         Maxim Integrated Products,
                         Inc.*.....................      33,250,000
         76,500         Micron Technology, Inc.*...       3,083,906
        570,000         PMC - Sierra, Inc.*........      33,594,375
        140,000         STMicroelectronics NV
                         (Netherlands).............       9,346,974
        790,000         STMicroelectronics NV
                         (Netherlands).............      54,806,250
        460,000         Texas Instruments Inc. ....      66,700,000
        186,500         TriQuint Semiconductor,
                         Inc. .....................      10,595,531
        481,500         Vitesse Semiconductor
                         Corp.*....................      32,681,813
        690,000         Xilinx, Inc.*..............      39,502,500
                                                     --------------
                                                        380,868,362
                                                     --------------

                        Shoe Manufacturing (1.0%)
      1,275,000         Nike, Inc. (Class B).......      80,723,438
                                                     --------------

                        Specialty Chemicals (0.6%)
        500,000         Air Products & Chemicals,
                         Inc. .....................      20,125,000
        590,000         Praxair, Inc. .............      28,873,125
                                                     --------------
                                                         48,998,125
                                                     --------------

                        Telecommunications (1.5%)
          7,067         Nippon Telegraph &
                         Telephone Corp. (Japan)...      82,215,099
        490,000         Telefonos de Mexico S.A.
                         (Series L) (ADR)
                         (Mexico)..................      39,598,125
                                                     --------------
                                                        121,813,224
                                                     --------------

                        Telecommunications Equipment (8.6%)
         10,000         Alcatel (ADR) (France).....         283,750
         88,000         American Power Conversion
                         Corp.*....................       1,765,500
         50,000         AVT Corp. .................       1,887,500
        730,500         Comverse Technology,
                         Inc.*.....................      55,061,438

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
      1,031,031         Ericsson (L.M.)
                         Telefonaktiebolaqet (ADR)
                         (Sweden)..................  $   33,895,144
        872,000         General Instrument
                         Corp.*....................      37,060,000
         30,000         Gilat Satellite Networks
                         Ltd. (Israel)*............       1,575,000
      1,048,825         Lucent Technologies
                         Inc. .....................      70,730,136
        950,000         Motorola, Inc. ............      90,012,500
      1,126,200         Nokia Corp. (ADR)
                         (Finland).................     103,117,688
        780,400         Nortel Networks Corp.
                         (Canada)..................      67,748,475
        660,000         QUALCOMM Inc.*.............      94,710,000
      1,201,000         RF Micro Devices, Inc.*....      89,624,625
        746,800         Scientific-Atlanta,
                         Inc. .....................      26,884,800
        251,000         Tellabs, Inc.*.............      16,958,188
                                                     --------------
                                                        691,314,744
                                                     --------------

                        Wireless Communications (0.2%)
        187,000         VoiceStream Wireless
                         Corp.*....................       5,317,813
        242,000         WinStar Communications,
                         Inc.*.....................      11,797,500
                                                     --------------
                                                         17,115,313
                                                     --------------

                        TOTAL COMMON STOCKS
                        (Identified Cost
                        $6,567,197,033)............   7,280,339,297
                                                     --------------
      PRINCIPAL
      AMOUNT IN
      THOUSANDS
     ----------
                        SHORT-TERM INVESTMENTS (9.5%)
                        U.S. GOVERNMENT AGENCIES (a) (9.3%)
     $  300,000         Federal Home Loan Mortgage
                         Corp.
                         4.55% due 07/01/99........     300,000,000
        180,000         Student Loan Market Assoc.
                         4.55% due 07/01/99........     180,000,000
        270,580         Student Loan Market Assoc.
                         4.60% due 07/01/99........     270,580,000
                                                     --------------

                        TOTAL U.S. GOVERNMENT AGENCIES
                        (Amortized Cost
                         $750,580,000).............     750,580,000
                                                     --------------

                        REPURCHASE AGREEMENT (0.2%)
         13,585         The Bank of New York
                         4.625% due 07/01/99 (dated
                         06/30/99; proceeds
                         $13,586,813) (b)
                         (Identified Cost
                         $13,585,067)..............      13,585,067
                                                     --------------

                                                         VALUE
-------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $764,165,067).....................    $764,165,067
                                                     --------------

TOTAL INVESTMENTS
(Identified Cost $7,331,362,100) (c)......    99.7%   8,044,504,364

OTHER ASSETS IN EXCESS OF
CASH AND LIABILITIES.......................    0.3       21,510,076
                                             -----   --------------

NET ASSETS.................................  100.0%  $8,066,014,440
                                             =====   ==============

---------------------
ADR   American Depository Receipt.
GDR   Global Depository Receipt.
 *    Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $14,130,546 U.S. Treasury Note 5.375% due 06/30/03 valued at $13,856,769.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $815,024,219 and the aggregate gross unrealized depreciation is $101,881,955, resulting in net unrealized appreciation of $713,142,264.

FUTURES CONTRACTS OPEN AT JUNE 30, 1999:

             DESCRIPTION     UNDERLYING
NUMBER OF   DELIVERY YEAR   FACE AMOUNT     UNREALIZED
CONTRACTS     AND MONTH       AT VALUE     DEPRECIATION
-------------------------------------------------------
  1,656     S&P 500 INDEX   $572,023,800   $(26,995,098)
            SEPTEMBER/1999

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $7,331,362,100)...........................  $8,044,504,364
Cash........................................................       2,683,596
Receivable for:
    Investments sold........................................     272,150,717
    Shares of beneficial interest sold......................      19,566,385
    Dividends...............................................       3,864,658
    Foreign withholding taxes reclaimed.....................         513,430
Prepaid expenses and other assets...........................         473,627
                                                              --------------
    TOTAL ASSETS............................................   8,343,756,777
                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................     238,166,970
    Shares of beneficial interest repurchased...............      15,508,726
    Variation margin on futures contracts...................      13,766,005
    Plan of distribution fee................................       5,036,095
    Investment management fee...............................       3,236,348
    Dividends and distributions to shareholders.............       1,401,231
Accrued expenses and other payables.........................         626,962
                                                              --------------
    TOTAL LIABILITIES.......................................     277,742,337
                                                              --------------
    NET ASSETS..............................................  $8,066,014,440
                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $6,261,250,821
Net unrealized appreciation.................................     686,127,871
Accumulated net investment loss.............................      (2,999,808)
Accumulated undistributed net realized gain.................   1,121,635,556
                                                              --------------
    NET ASSETS..............................................  $8,066,014,440
                                                              ==============
CLASS A SHARES:
Net Assets..................................................    $178,227,587
Shares Outstanding (unlimited authorized, $.01 par value)...       4,929,037
    NET ASSET VALUE PER SHARE...............................          $36.16
                                                              ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........          $38.16
                                                              ==============
CLASS B SHARES:
Net Assets..................................................  $7,551,414,492
Shares Outstanding (unlimited authorized, $.01 par value)...     211,483,240
    NET ASSET VALUE PER SHARE...............................          $35.71
                                                              ==============
CLASS C SHARES:
Net Assets..................................................    $140,179,220
Shares Outstanding (unlimited authorized, $.01 par value)...       3,944,913
    NET ASSET VALUE PER SHARE...............................          $35.53
                                                              ==============
CLASS D SHARES:
Net Assets..................................................    $196,193,141
Shares Outstanding (unlimited authorized, $.01 par value)...       5,396,732
    NET ASSET VALUE PER SHARE...............................          $36.35
                                                              ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $529,036 foreign withholding tax).........  $  23,772,367
Interest....................................................     19,591,231
                                                              -------------

    TOTAL INCOME............................................     43,363,598
                                                              -------------

EXPENSES
Plan of distribution fee (Class A shares)...................        143,102
Plan of distribution fee (Class B shares)...................     24,491,702
Plan of distribution fee (Class C shares)...................        512,282
Investment management fee...................................     16,718,873
Transfer agent fees and expenses............................      3,448,902
Registration fees...........................................        525,559
Custodian fees..............................................        214,590
Shareholder reports and notices.............................        176,973
Professional fees...........................................         38,951
Trustees' fees and expenses.................................          9,189
Other.......................................................         34,289
                                                              -------------

    TOTAL EXPENSES..........................................     46,314,412
                                                              -------------

    NET INVESTMENT LOSS.....................................     (2,950,814)
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments.............................................  1,224,492,333
    Futures contracts.......................................     (6,495,418)
    Foreign exchange transactions...........................         (2,799)
                                                              -------------

    NET GAIN................................................  1,217,994,116
                                                              -------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (408,652,969)
    Futures contracts.......................................    (26,995,098)
    Translation of forward foreign currency contracts, other
     assets and liabilities denominated in foreign
     currencies.............................................        (42,599)
                                                              -------------

    NET DEPRECIATION........................................   (435,690,666)
                                                              -------------

    NET GAIN................................................    782,303,450
                                                              -------------

NET INCREASE................................................  $ 779,352,636
                                                              =============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                     JUNE 30, 1999    DECEMBER 31, 1998
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss................................  $   (2,950,814)   $   (4,067,589)
Net realized gain..................................   1,217,994,116       821,025,139
Net change in unrealized
 appreciation/depreciation.........................    (435,690,666)      554,978,703
                                                     --------------    --------------

    NET INCREASE...................................     779,352,636     1,371,936,253
                                                     --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
GAIN:
Class A shares.....................................      (5,194,917)      (13,723,199)
Class B shares.....................................    (216,781,565)     (795,828,381)
Class C shares.....................................      (3,999,252)       (7,103,483)
Class D shares.....................................      (5,602,896)      (17,168,974)
                                                     --------------    --------------

    TOTAL DISTRIBUTIONS............................    (231,578,630)     (833,824,037)
                                                     --------------    --------------
Net increase from transactions in shares of
 beneficial interest...............................   1,454,982,445     1,369,254,273
                                                     --------------    --------------

    NET INCREASE...................................   2,002,756,451     1,907,366,489

NET ASSETS:
Beginning of period................................   6,063,257,989     4,155,891,500
                                                     --------------    --------------

    END OF PERIOD
    (Including accumulated net investment losses of
    $2,999,808 and $44,936, respectively)..........  $8,066,014,440    $6,063,257,989
                                                     ==============    ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter American Opportunities Fund (the "Fund"), formerly Dean Witter American Value Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACT -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contract which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion and 0.45% of the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.425% to the portion of daily net assets in excess of $4.5 billion.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $116,883,041 at June 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 1.0%, respectively.

The Distributor has informed the Fund that for six months ended June 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $6,036, $3,430,892 and 61,909, respectively and received $624,715 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1999, aggregated $14,775,875,639 and $14,356,162,946, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $328,798,688 and $327,377,156, respectively.

For the six months ended June 30, 1999, the Fund incurred $516,620 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At June 30, 1999, the Fund's payable for investments purchased and receivables for investments sold included unsettled trades with DWR of $22,380,581 and $3,978,519, respectively.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


For the six months ended June 30, 1999, the Fund incurred brokerage commissions of $2,811,893 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At June 30, 1999, the Fund's payable for investments purchased and receivables for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $5,664,730 and the $26,434,835, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $112,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,976. At June 30, 1999, the Fund had an accrued pension liability of $44,711 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of December 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and future contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At June 30, 1999, the Fund had outstanding futures contracts.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE SIX                        FOR THE YEAR
                                                                   MONTHS ENDED                          ENDED
                                                                  JUNE 30, 1999                    DECEMBER 31, 1998
                                                           ----------------------------       ----------------------------
                                                                   (unaudited)
                                                             SHARES          AMOUNT             SHARES          AMOUNT
                                                           -----------   --------------       -----------   --------------
CLASS A SHARES
Sold.....................................................    1,998,714   $   71,159,953         3,040,045   $   98,844,494
Reinvestment of distributions............................      143,798        5,093,340           442,608       13,534,616
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Capital Appreciation Fund....       21,302          761,171                --               --
Redeemed.................................................     (759,649)     (27,215,903)         (493,155)     (16,123,421)
                                                           -----------   --------------       -----------   --------------
Net increase - Class A...................................    1,404,165       49,798,561         2,989,498       96,255,689
                                                           -----------   --------------       -----------   --------------
CLASS B SHARES
Sold.....................................................   41,181,265    1,454,862,541        41,693,951    1,350,536,686
Reinvestment of distributions............................    5,845,538      204,476,925        24,515,681      750,904,568
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Capital Appreciation Fund....    6,039,569      213,444,830                --               --
Redeemed.................................................  (16,638,489)    (588,150,830)      (29,339,840)    (949,807,859)
                                                           -----------   --------------       -----------   --------------
Net increase - Class B...................................   36,427,883    1,284,633,466        36,869,792    1,151,633,395
                                                           -----------   --------------       -----------   --------------
CLASS C SHARES
Sold.....................................................    2,330,143       81,962,295         1,645,951       53,383,964
Reinvestment of distributions............................      110,558        3,848,535           225,932        6,841,485
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Capital Appreciation Fund....       35,974        1,266,865                --               --
Redeemed.................................................     (390,745)     (13,774,519)         (426,767)     (13,856,699)
                                                           -----------   --------------       -----------   --------------
Net increase - Class C...................................    2,085,930       73,303,176         1,445,116       46,368,750
                                                           -----------   --------------       -----------   --------------
CLASS D SHARES
Sold.....................................................    2,001,894       70,973,944         1,603,145       52,338,697
Reinvestment of distributions............................      149,836        5,335,662           512,115       15,767,494
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Capital Appreciation Fund....        3,051          109,510                --               --
Shares issued in connection with the acquisition of
 Dean Witter Retirement Series - American Value..........           --               --         1,423,395       44,485,158
Redeemed.................................................     (811,943)     (29,171,874)       (1,164,596)     (37,594,910)
                                                           -----------   --------------       -----------   --------------
Net increase - Class D...................................    1,342,838       47,247,242         2,374,059       74,996,439
                                                           -----------   --------------       -----------   --------------
Net increase in Fund.....................................   41,260,816   $1,454,982,445        43,678,465   $1,369,254,273
                                                           ===========   ==============       ===========   ==============

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


8. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- AMERICAN VALUE SERIES

On September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- American Value Series ("Retirement American") pursuant to a plan of reorganization approved by the shareholders of Retirement American on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,423,395 Class D shares of the Fund at a net asset value of $31.24 per share for 3,765,186 shares of Retirement American. The net assets of the Fund and Retirement American immediately before the acquisition were $4,748,265,432, and $44,485,158, respectively, including unrealized appreciation of $3,189,940 for Retirement American. Immediately after the acquisition, the combined assets of the Fund amounted to $4,792,750,590.

9. ACQUISITION OF MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND

On March 12, 1999, the Fund acquired all the net assets of Morgan Stanley Dean Witter Capital Appreciation ("Capital Appreciation") pursuant to a plan of reorganization approved by the shareholders of Capital Appreciation on October 29, 1998. The acquisition was accomplished by a tax-free exchange of 21,302 Class A shares of the Fund at a net asset value of $35.74 per share for 60,567 Class A shares of Capital Appreciation; 6,039,569 Class B shares of the Fund at a net asset value of $35.35 per share for 17,217,642 Class B shares of Capital Appreciation; 35,974 Class C shares of the Fund at a net asset value of $35.22 per share for 102,177 Class C shares of Capital Appreciation; and 3,051 Class D shares of the Fund at a net asset value of $35.90 per share for 8,685 Class D shares of Capital Appreciation. The net assets of the Fund and Capital Appreciation immediately before the acquisition were $7,027,067,112 and $215,582,376, respectively, including unrealized appreciation of $42,624,303 for Capital Appreciation. Immediately after the acquisition, the combined assets of the Fund amounted to $7,242,649,488.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                         FOR THE YEAR ENDED DECEMBER 31,
                                            MONTHS ENDED         ----------------------------------------------------------------
                                            JUNE 30, 1999         1998++       1997*++         1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......     $32.85             $29.51        $27.01        $27.16        $21.21        $23.10
                                               ------             ------        ------        ------        ------        ------

Income (loss) from investment operations:
 Net investment loss......................      (0.02)             (0.03)        (0.10)        (0.08)         0.01            --
 Net realized and unrealized gain
   (loss).................................       3.94               8.66          8.34          2.86          8.87         (1.57)
                                               ------             ------        ------        ------        ------        ------

Total income (loss) from investment
 operations...............................       3.92               8.63          8.24          2.78          8.88         (1.57)
                                               ------             ------        ------        ------        ------        ------

Less dividends and distributions from:
 Net investment income....................         --                 --            --         (0.01)           --            --
 Net realized gain........................      (1.06)             (5.29)        (5.74)        (2.92)        (2.93)        (0.32)
                                               ------             ------        ------        ------        ------        ------

Total dividends and distributions.........      (1.06)             (5.29)        (5.74)        (2.93)        (2.93)        (0.32)
                                               ------             ------        ------        ------        ------        ------

Net asset value, end of period............     $35.71             $32.85        $29.51        $27.01        $27.16        $21.21
                                               ======             ======        ======        ======        ======        ======

TOTAL RETURN+.............................      11.96%(1)          31.07%        31.55%        10.53%        42.20%        (6.75)%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................       1.32%(2)(3)        1.39%(3)      1.46%         1.53%         1.61%         1.71%

Net investment income (loss)..............      (0.11)%(2)(3)      (0.10)%(3)    (0.34)%       (0.33)%        0.06%         0.01%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions....     $7,551             $5,750        $4,078        $3,099        $2,389        $1,490

Portfolio turnover rate...................        226%               321%          275%          279%          256%          295%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
 ++ The per share amount were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR       JULY 28, 1997*
                                                              MONTHS ENDED             ENDED              THROUGH
                                                              JUNE 30, 1999      DECEMBER 31, 1998   DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)

CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $33.16               $29.59              $31.87
                                                                  ------               ------              ------
Income from investment operations:
 Net investment income......................................        0.08                 0.15                0.05
 Net realized and unrealized gain...........................        3.98                 8.71                2.32
                                                                  ------               ------              ------
Total income from investment operations.....................        4.06                 8.86                2.37
                                                                  ------               ------              ------
Less distributions from net realized gain...................       (1.06)               (5.29)              (4.65)
                                                                  ------               ------              ------
Net asset value, end of period..............................      $36.16               $33.16              $29.59
                                                                  ======               ======              ======

TOTAL RETURN+...............................................       12.27%(1)            31.78%               7.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.77%(2)(3)          0.86%(3)            0.92%(2)
Net investment income.......................................        0.44%(2)(3)          0.43%(3)            0.38%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $178,228             $116,894             $15,844
Portfolio turnover rate.....................................         226%                 321%                275%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $32.74               $29.49              $31.87
                                                                  ------               ------              ------
Income (loss) from investment operations:
 Net investment loss........................................       (0.06)               (0.10)              (0.05)
 Net realized and unrealized gain...........................        3.91                 8.64                2.32
                                                                  ------               ------              ------
Total income from investment operations.....................        3.85                 8.54                2.27
                                                                  ------               ------              ------
Less distributions from net realized gain...................       (1.06)               (5.29)              (4.65)
                                                                  ------               ------              ------
Net asset value, end of period..............................      $35.53               $32.74              $29.49
                                                                  ======               ======              ======

TOTAL RETURN+...............................................       11.82%(1)            30.78%               7.39%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.59%(2)(3)          1.61%(3)            1.66%(2)
Net investment loss.........................................       (0.38)%(2)(3)        (0.32)%(3)          (0.36)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $140,179              $60,861             $12,204
Portfolio turnover rate.....................................         226%                 321%                275%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR       JULY 28, 1997*
                                                              MONTHS ENDED             ENDED              THROUGH
                                                              JUNE 30, 1999      DECEMBER 31, 1998   DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $33.31               $29.63              $31.87
                                                                  ------               ------              ------

Income from investment operations:
 Net investment income......................................        0.11                 0.24                0.07
 Net realized and unrealized gain...........................        3.99                 8.73                2.34
                                                                  ------               ------              ------

Total income from investment operations.....................        4.10                 8.97                2.41
                                                                  ------               ------              ------

Less distributions from net realized gain...................       (1.06)               (5.29)              (4.65)
                                                                  ------               ------              ------

Net asset value, end of period..............................      $36.35               $33.31              $29.63
                                                                  ======               ======              ======

TOTAL RETURN+...............................................       12.37%(1)            32.12%               7.83%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.59%(2)(3)          0.61%(3)            0.64%(2)

Net investment income.......................................        0.62%(2)(3)          0.68%(3)            0.50%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $196,193             $135,022             $49,772

Portfolio turnover rate.....................................         226%                 321%                275%

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

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TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
AMERICAN
OPPORTUNITIES
FUND

Semiannual Report
June 30, 1999